Segmental analysis (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Segmental analysis
Service revenue	€ 19,207
Equipment revenue	2,688
Revenue from contracts with customers	21,895
Other revenue	973
Interest revenue	62
Total segment revenue	22,930	€ 22,489
Adjusted EBITDAaL	7,244	7,565
Previous basis of segment reporting
Segmental analysis
Service revenue		19,010
Equipment revenue		2,446
Revenue from contracts with customers		21,456
Other revenue		966
Interest revenue		67
Total segment revenue		22,489
Adjusted EBITDAaL		7,565
Germany
Segmental analysis
Service revenue	5,730
Equipment revenue	675
Revenue from contracts with customers	6,405
Other revenue	178
Interest revenue	9
Total segment revenue	6,592
Adjusted EBITDAaL	2,677
Germany | Previous basis of segment reporting
Segmental analysis
Service revenue		5,777
Equipment revenue		475
Revenue from contracts with customers		6,252
Other revenue		183
Interest revenue		12
Total segment revenue		6,447
Adjusted EBITDAaL		2,892
Italy
Segmental analysis
Service revenue	2,125
Equipment revenue	198
Revenue from contracts with customers	2,323
Other revenue	49
Interest revenue	5
Total segment revenue	2,377
Adjusted EBITDAaL	759
Italy | Previous basis of segment reporting
Segmental analysis
Service revenue		2,187
Equipment revenue		265
Revenue from contracts with customers		2,452
Other revenue		49
Interest revenue		6
Total segment revenue		2,507
Adjusted EBITDAaL		917
UK
Segmental analysis
Service revenue	2,712
Equipment revenue	630
Revenue from contracts with customers	3,342
Other revenue	34
Interest revenue	16
Total segment revenue	3,392
Adjusted EBITDAaL	685
UK | Previous basis of segment reporting
Segmental analysis
Service revenue		2,521
Equipment revenue		593
Revenue from contracts with customers		3,114
Other revenue		30
Interest revenue		17
Total segment revenue		3,161
Adjusted EBITDAaL		638
Spain
Segmental analysis
Service revenue	1,782
Equipment revenue	142
Revenue from contracts with customers	1,924
Other revenue	31
Interest revenue	10
Total segment revenue	1,965
Adjusted EBITDAaL	445
Spain | Previous basis of segment reporting
Segmental analysis
Service revenue		1,866
Equipment revenue		178
Revenue from contracts with customers		2,044
Other revenue		33
Interest revenue		13
Total segment revenue		2,090
Adjusted EBITDAaL		445
Other Europe
Segmental analysis
Service revenue	2,552
Equipment revenue	281
Revenue from contracts with customers	2,833
Other revenue	53
Interest revenue	8
Total segment revenue	2,894
Adjusted EBITDAaL	843
Other Europe | Previous basis of segment reporting
Segmental analysis
Service revenue		2,502
Equipment revenue		248
Revenue from contracts with customers		2,750
Other revenue		52
Interest revenue		8
Total segment revenue		2,810
Adjusted EBITDAaL		836
Eliminations
Segmental analysis
Service revenue	(155)
Revenue from contracts with customers	(155)
Other revenue	(643)
Total segment revenue	(798)
Eliminations | Previous basis of segment reporting
Segmental analysis
Service revenue		(118)
Revenue from contracts with customers		(118)
Other revenue		(611)
Interest revenue		(1)
Total segment revenue		(730)
Vodacom
Segmental analysis
Service revenue	2,472
Equipment revenue	509
Revenue from contracts with customers	2,981
Other revenue	207
Interest revenue	14
Total segment revenue	3,202
Adjusted EBITDAaL	1,084
Vodacom | Previous basis of segment reporting
Segmental analysis
Service revenue		2,271
Equipment revenue		455
Revenue from contracts with customers		2,726
Other revenue		190
Interest revenue		12
Total segment revenue		2,928
Adjusted EBITDAaL		1,062
Vantage Towers [Member]
Segmental analysis
Other revenue	657
Total segment revenue	657
Adjusted EBITDAaL	330
Vantage Towers [Member] | Previous basis of segment reporting
Segmental analysis
Other revenue		611
Total segment revenue		611
Adjusted EBITDAaL		305
Other Markets
Segmental analysis
Service revenue	1,721
Equipment revenue	230
Revenue from contracts with customers	1,951
Other revenue	2
Total segment revenue	1,953
Adjusted EBITDAaL	671
Other Markets | Previous basis of segment reporting
Segmental analysis
Service revenue		1,752
Equipment revenue		201
Revenue from contracts with customers		1,953
Other revenue		5
Total segment revenue		1,958
Adjusted EBITDAaL		683
Common Functions
Segmental analysis
Service revenue	268
Equipment revenue	23
Revenue from contracts with customers	291
Other revenue	405
Total segment revenue	696
Adjusted EBITDAaL	€ (250)
Common Functions | Previous basis of segment reporting
Segmental analysis
Service revenue		252
Equipment revenue		31
Revenue from contracts with customers		283
Other revenue		424
Total segment revenue		707
Adjusted EBITDAaL		€ (213)